Contract Assets and Liabilities - Changes in Short-term and Long-term Contracts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Contract Assets
Contract Assets, Beginning balance	$ 3,796
Billings or revenue recognized that was included in the beginning balance	(740)
Changes in contract assets, net of reclassification to receivables	780
Cumulative catch-up adjustment arising from changes in estimates to complete	0
Changes in costs to fulfill and amortization of commission costs	(2,158)
Contract Assets, Ending balance	1,678
Contract Liabilities
Contract Liability, Beginning balance	17,096
Billings or revenue recognized that was included in the beginning balance	(12,641)
Cash received in advance and not recognized as revenue	3,060
Cumulative catch-up adjustment arising from changes in estimates to complete	4,624
Cumulative catch-up adjustment arising from contract modification	18
Changes in costs to fulfill and amortization of commission costs	0
Changes in contract commission costs	(323)
Contract Liability, Ending balance	$ 11,834